Shareholder Report, Holdings (Details) - C000017621	Jun. 30, 2026
NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Micron Technology, Inc.FR_5951121030
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Meta Platforms, Inc.FR_30303M1020
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JPMorgan Chase & Co.FR_46625H1000
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Tesla, Inc.FR_88160R1010
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.90%